Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Business and Principles of Consolidation
Business and Principles of Consolidation. The consolidated financial statements include the accounts of Crown Holdings, Inc. (the “Company”) and its consolidated subsidiary companies (where the context requires, the “Company” shall include reference to the Company and its consolidated subsidiary companies).

The Company manufactures and sells metal and glass packaging containers, metal closures, and canmaking equipment. These products are manufactured in the Company’s plants both within and outside the U.S. and are sold through the Company’s sales organization to the soft drink, food, citrus, brewing, household products, personal care and various other industries. The financial statements were prepared in conformity with accounting principles generally accepted in the United States of America and reflect management’s estimates and assumptions. Actual results could differ from those estimates, impacting reported results of operations and financial position. All intercompany accounts and transactions are eliminated in consolidation. In deciding which entities should be reported on a consolidated basis, the Company first determines whether the entity is a variable interest entity (“VIE”). If an entity is a VIE, the Company determines whether it is the primary beneficiary and therefore, should consolidate the VIE. If an entity is not a VIE, the Company consolidates those entities in which it has control, including certain subsidiaries that are not majority-owned. Certain of the Company’s agreements with noncontrolling interests contain provisions in which the Company would surrender certain decision-making rights upon a change in control of the Company. Accordingly, consolidation of these operations may no longer be appropriate subsequent to a change in control of the Company, as defined in the agreements. Investments in companies in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies, are accounted for by the equity method. Other investments are carried at cost.

Foreign Currency Translation
Foreign Currency Translation. For non-U.S. subsidiaries which operate in a local currency environment, assets and liabilities are translated into U.S. dollars at year-end exchange rates. Income, expense and cash flow items are translated at average exchange rates prevailing during the year. Translation adjustments for these subsidiaries are accumulated as a separate component of accumulated other comprehensive income in equity. For non-U.S. subsidiaries that use a U.S. dollar functional currency, local currency inventories and property, plant and equipment are translated into U.S. dollars at approximate rates prevailing when acquired; all other assets and liabilities are translated at year-end exchange rates. Inventories charged to cost of sales and depreciation are remeasured at historical rates; all other income and expense items are translated at average exchange rates prevailing during the year. Gains and losses which result from remeasurement are included in earnings.

Revenue Recognition
Revenue Recognition. Revenue is recognized from product sales when the goods are shipped and the title and risk of loss pass to the customer. Provisions for discounts and rebates to customers, returns, and other adjustments are estimated and provided for in the period that the related sales are recorded. Taxes collected from customers and remitted to governmental authorities are excluded from net sales. Shipping and handling fees and costs from product sales are reported as cost of products sold.

Stock-Based Compensation
Stock-Based Compensation. For awards with a service or market condition, compensation expense is recognized over the vesting period on a straight-line basis using the grant date fair value of the award and the estimated number of awards that are expected to vest. For awards with a performance condition, the Company reassess the probability of vesting at each reporting period and adjust compensation cost based on its probability assessment. The Company’s plans provide for stock awards which may include accelerated vesting upon retirement, disability, or death of eligible employees. The Company considers a stock-based award to be vested when the service period is no longer contingent on the employee providing future service. Accordingly, the related compensation cost is recognized immediately for awards granted to retirement-eligible individuals, or over the period from the grant date to the date that retirement eligibility is achieved if less than the stated vesting period.

Cash and Cash Equivalents
Cash and Cash Equivalents. Cash equivalents represent investments with maturities of three months or less from the time of purchase and are carried at cost, which approximates fair value because of the short maturity of those instruments. Outstanding checks in excess of funds on deposit are included in accounts payable.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the best estimate of the amount of probable credit losses in the existing accounts receivable. The allowance is determined based on a review of individual accounts for collectability, generally focusing on those accounts that are past due or experiencing financial difficulties. The current year expense to adjust the allowance for doubtful accounts is recorded within selling and administrative expense in the consolidated statements of operations.

Inventory Valuation
Inventory Valuation. Inventories are stated at the lower of cost or market, with cost for U.S. inventories principally determined under the first-in, first-out (“FIFO”) method and for non-U.S. inventories under the FIFO or average cost method.

Property, Plant And Equipment
Property, Plant and Equipment. Property, plant and equipment (“PP&E”) is carried at cost less accumulated depreciation and includes expenditures for new facilities and equipment and those costs which substantially increase the useful lives or capacity of existing PP&E. Cost of constructed assets includes capitalized interest incurred during the construction and development period. Maintenance and repairs, including labor and material costs for planned major maintenance such as annual production line overhauls, are expensed as incurred. When PP&E is retired or otherwise disposed, the net carrying amount is eliminated with any gain or loss on disposition recognized in earnings at that time.

Depreciation is provided on a straight-line basis over the estimated useful lives of the assets described below (in years). The Company periodically reviews the estimated useful lives of its PP&E and, where appropriate, changes are made prospectively.

Goodwill and Intangible Assets
Goodwill and Intangible Assets. Goodwill is carried at cost and reviewed for impairment annually in the fourth quarter of each year or when facts and circumstances indicate goodwill may be impaired. Goodwill was allocated to the reporting units at the time of each acquisition based on the relative fair values of the reporting units. In assessing goodwill for impairment, the Company may first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that an impairment is more likely than not, it will perform the two-step quantitative impairment test using a combination of market values for comparable businesses and discounted cash flow projections compared to the reporting unit's carrying value including goodwill. If the carrying value of a reporting unit exceeds its fair value, any impairment loss is measured by comparing the carrying value of the reporting unit to its implied fair value.

Definite-lived intangible assets are carried at cost less accumulated amortization. Definite-lived intangibles are amortized on a straight-line basis over their estimated useful lives. Definite-lived intangible assets are tested for impairment when facts and circumstances indicate the carrying value may not be recoverable from their undiscounted cash flows. If impaired, the assets are written down to fair value based on either discounted cash flows or appraised values.

Impairment or Disposal of Long-Lived Assets
Impairment or Disposal of Long-Lived Assets. In the event that facts and circumstances indicate that the carrying value of long-lived assets, primarily PP&E and certain identifiable intangible assets with finite lives, may be impaired, the Company performs a recoverability evaluation. If the evaluation indicates that the carrying value of an asset is not recoverable from its undiscounted cash flows, an impairment loss is measured by comparing the carrying value of the asset to its fair value, based on discounted cash flows. Long-lived assets classified as held for sale are presented in the balance sheet at the lower of their carrying value or fair value less cost to sell.

Taxes on Income
Taxes on Income. The provision for income taxes is determined using the asset and liability approach. Deferred taxes represent the future expected tax consequences of differences between the financial reporting and tax bases of assets and liabilities based upon enacted tax rates and laws. The Tax Act creates a new requirement that certain intangible income of foreign subsidiaries must be included currently in the gross income of the U.S. shareholder. The Company has made an accounting policy election to treat taxes due on future U.S. inclusions in taxable income related to this intangible income as a current period expense when incurred.

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Investment tax credits are accounted for using the deferral method. Income tax-related interest and penalties are reported as income tax expense.

Derivatives and Hedging
Derivatives and Hedging. All outstanding derivative financial instruments are recognized in the balance sheet at their fair values. The impact on earnings from recognizing the fair values of these instruments depends on their intended use, their hedge designation and their effectiveness in offsetting changes in the fair values of the exposures they are hedging. Changes in the fair values of instruments designated to reduce or eliminate adverse fluctuations in the fair values of recognized assets and liabilities are reported currently in earnings along with changes in the fair values of the hedged items. Changes in the effective portions of the fair values of instruments used to reduce or eliminate adverse fluctuations in cash flows of anticipated or forecasted transactions are reported in equity as a component of accumulated other comprehensive income. Amounts in accumulated other comprehensive income are reclassified to earnings when the related hedged items impact earnings or the anticipated transactions are no longer probable. Changes in the fair values of derivative instruments that are not designated as hedges or do not qualify for hedge accounting treatment are reported currently in earnings. Amounts reported in earnings are classified consistent with the item being hedged.

The effectiveness of derivative instruments in reducing risks associated with the hedged exposures is assessed at inception and on an ongoing basis. Any amounts excluded from the assessment of hedge effectiveness, and any ineffective portion of designated hedges, are reported currently in earnings. Time value, a component of an instrument’s fair value, is excluded in assessing effectiveness for fair value hedges, except hedges of firm commitments, and included for cash flow hedges.

Hedge accounting is discontinued prospectively when (i) the instrument is no longer effective in offsetting changes in fair value or cash flows of the underlying hedged item, (ii) the instrument expires, is sold, terminated or exercised, or (iii) designating the instrument as a hedge is no longer appropriate.

The Company formally documents all relationships between its hedging instruments and hedged items at inception, including its risk management objective and strategy for establishing various hedge relationships. Cash flows from hedging instruments are classified in the Consolidated Statements of Cash Flows consistent with the items being hedged.

Treasury Stock	Treasury Stock. Treasury stock is reported at par value. The excess of fair value over par value is first charged to paid-in capital, if any, and then to retained earnings.
Research and Development

Research and Development. Research, development and engineering costs of $39 in both 2017 and 2015 and $41 in 2016 were expensed as incurred and reported in selling and administrative expense in the Consolidated Statements of Operations. Substantially all engineering and development costs are related to developing new products or designing significant improvements to existing products or processes. Costs primarily include employee salaries and benefits and facility costs.

Reclassifications	Reclassifications. Certain reclassifications of prior years’ data have been made to conform to the current year presentation.
Recent Accounting and Reporting Pronouncements
Recent Accounting and Reporting Pronouncements.

Recently Adopted Accounting Standards

In July 2015, the FASB issued new guidance related to the subsequent measurement of inventory. The new guidance requires an entity to subsequently measure inventory at the lower of cost or net realizable value, which is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance became effective for the Company on January 1, 2017 and did not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued new guidance on share-based payments. The standard eliminates the APIC pool concept and requires that excess tax benefits and deficiencies be recorded in the income statement when awards are settled. The pronouncement simplifies statement of cash flows classification, accounting for forfeitures, and minimum statutory tax withholding requirements. Upon adoption of the standard on January 1, 2017, the Company recorded $60 of deferred tax assets attributable to excess tax benefits that were not previously recognized, because they did not reduce taxes payable, as a cumulative-effect adjustment to retained earnings under the modified retrospective method. The Company also prospectively adopted the guidance requiring all excess tax benefits and deficiencies to be recognized as income tax expense or benefit as discrete items and the guidance requiring all excess tax benefits or deficiencies to be reported as operating activities in the statement of cash flows. The Company elected to continue its current process of estimating forfeitures. Adoption of these provisions did not have a material impact on the Company's results of operations or statement of cash flows.

In January 2017, the FASB issued guidance that clarifies the definition of a business by adding a framework to assist entities in evaluating whether transactions should be accounted for as acquisitions of assets or businesses. In order to be considered a business under the new guidance, the assets in the transaction need to include an input and a substantive process that together significantly contribute to the ability to create outputs. The Company early adopted this guidance as of January 1, 2017. Adoption did not have an impact on the Company's consolidated financial statements. However, it could have a material impact on the Company’s consolidated financial statements if the Company enters into future business combinations.

In January 2017, the FASB issued guidance to simplify the accounting for goodwill impairment by removing step two of the impairment test, which requires a hypothetical purchase price allocation. The Company early adopted this guidance as of January 1, 2017. The amount of goodwill impaired will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.

In May 2017, the FASB issued guidance to clarify when to account for a change to terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions or the classification of an award change as a result of a change in terms or conditions. Previously, judgment was required to determine if certain changes to an award were substantive and may have impacted whether or not modification accounting was applied. The Company early adopted this guidance during the second quarter of 2017. Adopting this standard did not have a material impact on the Company's consolidated financial statements.

In March 2017, the FASB issued new guidance on the presentation of pension and other postretirement benefit costs. Under the new guidance, only the service cost component of pension and other postretirement benefit costs is presented with other employee compensation costs within income from operations or capitalized in assets. The other components are reported separately outside of income from operations and are not eligible for capitalization. The Company adopted this guidance on January 1, 2018 and recast prior period amounts to conform to the current year presentation.

The Company reclassified the following net (benefits) charges on the Statement of Operations to conform to current year presentation:

	2017	2016	2015
Cost of products sold, excluding depreciation and amortization	$54	$40	$24
Selling and administrative expense	(4)	(2)	(8)
Restructuring and other	3	(14)	(2)
Other pension and postretirement	(53)	(24)	(14)

In August 2016, the FASB issued new guidance related to the classification of certain cash receipts and payments on the statement of cash flows. The Company adopted this guidance on January 1, 2018 and recast prior period amounts to conform to the current year presentation. Under the new guidance, premiums paid for debt extinguishments are classified as cash outflows from financing activities. For the year ended December 31, 2016, the Company reclassified $22 of premiums paid from net cash used for operating activities to net cash used for financing activities. In addition, beneficial interests obtained in a securitization of financial assets are disclosed as a noncash activity and cash receipts from the beneficial interests are classified as cash inflows from investing activities. Under previous guidance, the Company classified cash receipts from beneficial interests in securitized receivables and premiums paid for debt extinguishments as cash flows from operating activities. For the years ended December 31, 2017, 2016, and 2015, the Company reclassified $1,010, $1,086, and $865 from net cash (used for) provided by operating activities to net cash provided by investing activities. Additionally, for the years ended December 31, 2017, 2016 and 2015, beneficial interests obtained in securitized receivables were $1,047, $1,032, and $834.

In November 2016, new accounting guidance was issued that requires the statement of cash flows to explain the change in the total of cash, cash equivalents and restricted cash. In addition, restricted cash is included in a cash reconciliation of beginning-of-period and end-of-period total amounts shown on the statements of cash flows. The Company adopted this guidance on January 1, 2018 and recast prior period amounts to conform to the current year presentation.

Cash, cash equivalents and restricted cash included in the Company's Consolidated Balance Sheets were as follows:

	2017	2016	2015	2014
Cash and cash equivalents	$424	$559	$717	$965
Restricted cash included in prepaid expenses and other current assets	2	8	14	13
Restricted cash included in other non-current assets	9	9	14	9
Total cash, cash equivalents and restricted cash	$435	$576	$745	$987

Amounts included in restricted cash primarily represent amounts required to be set aside by certain of the Company's receivables securitization agreements.

Recently Issued Accounting Standards

In May 2014, the FASB issued new guidance which outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services which will either be at a point in time or over time. Certain products that the Company manufactures for customers have no alternative use and are expected to follow an over-time revenue recognition model. For example, beverage cans are generally printed for a specific customer and do not have an alternative use. Food cans may be printed depending upon customer preference which can vary by geographic market. Under current guidance, the Company generally recognizes revenue upon shipment or delivery. Under the new guidance, revenue for products that follow an over-time revenue recognition model will be recognized prior to shipment or delivery dependent upon contract-specific terms. The Company does not expect the new standard to have a material impact on its annual income from operations, however, the guidance could have an impact to income from operations in each quarter as the Company may now recognize revenue for certain products as it builds inventory levels in anticipation of seasonal demands.

In addition to accelerating the timing of revenue recognition, an unbilled receivable will be recognized with an offsetting decrease to inventory. The new guidance also requires enhanced disclosures about the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company has completed its impact assessment and is in the process of implementing changes to processes, systems and controls to adopt the standard on a modified retrospective basis in the first quarter of 2018.

In February 2016, the FASB issued new guidance on lease accounting. Under the new guidance, lease classification criteria and income statement recognition are similar to current guidance; however, all leases with a term longer than one year will be recorded on the balance sheet through a right-of-use asset and a corresponding lease liability. The guidance will be effective for the Company on January 1, 2019. The Company is currently evaluating the impact of adopting this guidance, which may have a material impact on its financial position.
In October 2016, the FASB issued new guidance related to intra-entity transfers of assets other than inventory. Under current guidance, income tax expense associated with intra-entity profits in an intercompany sale or transfer of assets is deferred until the assets leave the consolidated group. Similarly, the entity is prohibited from recognizing deferred tax assets for any increases in tax bases due to the intercompany sale or transfer. The new guidance requires the recognition of income tax expense and deferred tax benefits on increases on tax bases when an intercompany sale or transfer of other assets occurs. Income tax effects of intercompany inventory transactions will continue to be deferred until the assets leave the consolidated group. The guidance will be effective for the Company on January 1, 2018. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements, which is not expected to have a material impact on the Company's consolidated financial statements.

In August 2017, the FASB issued new guidance on hedge accounting. The new guidance will allow contractually-specified price components of a commodity purchase or sale to be eligible for hedge accounting. Additionally, the new standard permits qualitative effectiveness assessments for certain hedges after the initial hedge qualification analysis. Finally, the standard amends various presentation and disclosure requirements. The guidance is effective as of January 1, 2019, however, early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.